Consolidated statements of cash flows: (Details) $ in Thousands, $ in Thousands			12 Months Ended
	Jun. 02, 2015 COP ($)	Jun. 02, 2015 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure Of Consolidated Statements Of Cash Flows [Line Items]
Bank loans (Note 10)			$ 808,515	$ 238,235
Bank loans (Note 10)			6,119,655	6,674,717
Long-term debt (Note 11)			6,641,941	6,488,569
Interest expense			926,312	1,084,293	$ 1,230,651
Proceeds from bank loans			306,241
Interest paid			(962,993)	(1,064,764)	(1,139,071)
Bank loans paid (Note 10)	$ (440,000,000)	$ (2,897,404)	(243,998)	(152,047)	(3,090,124)
Long-term debt
Disclosure Of Consolidated Statements Of Cash Flows [Line Items]
Accounts payable			330,235	311,372	324,590
Long-term debt (Note 11)			6,641,941	6,488,569	6,957,678
Non-current portion of non-current secured bank loans received			6,799,941	7,282,268	7,489,465
Interest expense			450,806	444,028	475,110
Interest paid			(476,927)	(486,164)	(646,418)
Bank loans paid (Note 10)			(253,925)	(205,308)
Foreign currency translation			452,281	(234,883)	(35,889)
Non-current portion of non-current secured bank loans received			6,972,176	6,799,941	7,282,268
Bank Loans
Disclosure Of Consolidated Statements Of Cash Flows [Line Items]
Bank loans (Note 10)			808,515	238,235	175,515
Bank loans (Note 10)			6,119,655	6,674,717	7,042,598
Non-current portion of non-current secured bank loans received			6,912,952	7,218,113	10,494,853
Interest expense			398,899	601,873	696,641
Proceeds from bank loans			306,241
Interest paid			(466,066)	(578,600)	(492,653)
Bank loans paid (Note 10)			(245,520)	(152,047)	(3,090,124)
Foreign currency translation			21,664	(176,387)	(166,301)
Exchange (income) / loss on foreign currency					(224,303)
Non-current portion of non-current secured bank loans received			$ 6,928,170	$ 6,912,952	$ 7,218,113